Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Stock Option Reserve [Member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Mar. 31, 2022	$ 158,324	$ 16,928	$ 958	$ (55,005)	$ 121,205	$ 44,229	$ 165,434
Beginning balance, shares at Mar. 31, 2022	13,349
IfrsStatementLineItems [Line Items]
Share-based compensation expense		1,176			1,176		1,176
Shares issued or accrued for services	$ 30				30		30
Shares issued or accrued for services, shares	4
Net (loss) income for period				(1,729)	(1,729)	104	(1,625)
Ending balance, value at Jun. 30, 2022	$ 158,354	18,104	958	(56,734)	120,682	44,333	165,015
Ending balance, shares at Jun. 30, 2022	13,353
Beginning balance, value at Mar. 31, 2023	$ 218,782	21,204	(4,325)	(159,616)	76,045	(650)	75,395
Beginning balance, shares at Mar. 31, 2023	17,606
IfrsStatementLineItems [Line Items]
Share-based compensation expense		769			769		769
Shares issued under ATM	$ 632				632		632
Shares issued under ATM, shares	171
Share issuance costs	$ (19)				(19)		(19)
Shares issued or accrued for services	$ 30				30		30
Shares issued or accrued for services, shares	9
Net unrealized gain on investments			1,769		1,769		1,769
Net (loss) income for period				(5,919)	(5,919)	(7)	(5,926)
Ending balance, value at Jun. 30, 2023	$ 219,425	$ 21,973	$ (2,556)	$ (165,535)	$ 73,307	$ (657)	$ 72,650
Ending balance, shares at Jun. 30, 2023	17,786